TYPE:	13F-HR
PERIOD	03/31/2008
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      343 4335.0000 SH      Sole                4185.0000          150.0000
Adobe Systems Inc              COM              00724f101      488 13725.0000 SH     Sole               13725.0000
Amazon.Com Inc                 COM              023135106     1078 15125.0000 SH     Sole               15125.0000
American Express Company       COM              025816109     1330 30425.0000 SH     Sole               30425.0000
American Intl Group Com        COM              026874107      907 20970.0000 SH     Sole               20270.0000          700.0000
Apple Computer Inc             COM              037833100      588 4098.0000 SH      Sole                4098.0000
Berkshire Hthwy Cl A           COM              084670108     7737  58.0000 SH       Sole                  55.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207    10455 2337.5000 SH      Sole                2190.5000          147.0000
Boulder Total Return Fund      COM              101541100    16431 818293.0000 SH    Sole              812834.0000         5459.0000
Burlington Northern Santa Fe   COM              12189T104      370 4007.0000 SH      Sole                4007.0000
Cephalon Inc                   COM              156708109      386 6000.0000 SH      Sole                6000.0000
Cisco Systems Inc Com          COM              17275R102     1568 65091.0000 SH     Sole               64091.0000         1000.0000
Citigroup Inc Com              COM              172967101      289 13476.9999 SH     Sole               12369.9999         1107.0000
Coca Cola Co Com               COM              191216100      341 5599.0000 SH      Sole                5429.0000          170.0000
Costco Wholesale Corp          COM              22160K105      323 4975.0000 SH      Sole                4575.0000          400.0000
De Luxe Corp                   COM              248019101      373 19433.0000 SH     Sole               19383.0000           50.0000
Dell Inc                       COM              24702R101     1632 81925.0000 SH     Sole               81125.0000          800.0000
Diageo PLC Spn ADR             COM              25243q205      538 6615.0000 SH      Sole                6615.0000
Diamonds Trust Series I        COM              252787106      384 3135.0000 SH      Sole                2985.0000          150.0000
Disney Walt Co Com             COM              254687106      256 8158.0000 SH      Sole                8158.0000
E*Trade Financial Corp         COM              269246104      184 47647.0000 SH     Sole               45147.0000         2500.0000
EMC Corp Mass Com              COM              268648102      203 14169.0000 SH     Sole               14169.0000
Electronic Arts Inc            COM              285512109      782 15675.0000 SH     Sole               15675.0000
Emerson Electric Company       COM              291011104      416 8085.0000 SH      Sole                7985.0000          100.0000
Energy Select Sector SPDR      COM              81369Y506      705 9514.0000 SH      Sole                9514.0000
Exxon Mobil Corproration       COM              30231G102      597 7064.0000 SH      Sole                7064.0000
FedEx Corp                     COM              31428X106      346 3730.0000 SH      Sole                3730.0000
Federal Natl Mtg Assn Com      COM              313586109      226 8600.0000 SH      Sole                8600.0000
FirstFlight Inc                COM              32025R104      200 500100.0000 SH    Sole              500100.0000
General Elec Co Com            COM              369604103     1428 38581.0000 SH     Sole               38270.0000          311.0000
Google Inc Cl A                COM              38259P508     1015 2305.0000 SH      Sole                2305.0000
Halliburton Co                 COM              406216101      321 8150.0000 SH      Sole                8150.0000
Harley-Davidson Inc            COM              412822108      570 15200.0000 SH     Sole               15200.0000
Hewlett-Packard Co             COM              428236103      417 9133.0000 SH      Sole                9133.0000
Honeywell Int'l Inc            COM              438516106      215 3810.0000 SH      Sole                3810.0000
IAC/InterActiveCorp            COM              44919P300      338 16300.0000 SH     Sole               16300.0000
Illinois Tool Works            COM              452308109     1143 23704.0000 SH     Sole               23704.0000
Intel Corp Com                 COM              458140100      590 27874.0000 SH     Sole               27874.0000
Intl Business Machines Corp    COM              459200101      357 3099.0000 SH      Sole                2999.0000          100.0000
JP Morgan Chase & Co.          COM              46625H100      357 8320.0000 SH      Sole                8265.0000           55.0000
Johnson & Johnson Com          COM              478160104      610 9399.5250 SH      Sole                9299.5250          100.0000
KBR Inc                        COM              48242W106     1016 36640.0000 SH     Sole               36340.0000          300.0000
Kraft Foods Inc A              COM              50075N104      269 8670.0000 SH      Sole                8450.0000          220.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      279 3780.0000 SH      Sole                3655.0000          125.0000
Legg Mason Inc                 COM              524901105      689 12300.0000 SH     Sole               12100.0000          200.0000
Leucadia Natl Corp Com         COM              527288104     2184 48305.0000 SH     Sole               47305.0000         1000.0000
McDonald's Corporation         COM              580135101      773 13855.0000 SH     Sole               13855.0000
McGraw-Hill Companies Inc      COM              580645109     1087 29426.0000 SH     Sole               29426.0000
Mercury Genl Corp New Com      COM              589400100      455 10275.0000 SH     Sole               10175.0000          100.0000
Microsoft Corp Com             COM              594918104     2229 78528.0000 SH     Sole               78378.0000          150.0000
Motorola Inc                   COM              620076109      170 18233.0000 SH     Sole               18083.0000          150.0000
NY Community Bancorp           COM              649445103      363 19925.0000 SH     Sole               19925.0000
NYSE Euronext                  COM              629491101      410 6650.0000 SH      Sole                6550.0000          100.0000
News Corp Cl B                 COM              65248E203      223 11700.0000 SH     Sole               11700.0000
PowerShares DB Commodity Ind   COM              73935S105      352 9850.0000 SH      Sole                9650.0000          200.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      784 17931.0000 SH     Sole               17431.0000          500.0000
Procter & Gamble Co Com        COM              742718109      402 5737.0000 SH      Sole                5657.0000           80.0000
Sears Holdings Corp            COM              812350106     1725 16900.0000 SH     Sole               16550.0000          350.0000
Shaw Communications Inc B      COM              82028K200     1685 92708.0000 SH     Sole               92708.0000
Sirius Satellite Radio Inc     COM              82966U103       38 13400.0000 SH     Sole               13400.0000
Six Flags Inc                  COM              83001P109      206 125760.0000 SH    Sole              121260.0000         4500.0000
Stryker Corp Com               COM              863667101      333 5125.0000 SH      Sole                5125.0000
Sysco Corp                     COM              871829107      289 9964.0000 SH      Sole                9964.0000
Tellabs Inc                    COM              879664100      182 33400.0000 SH     Sole               33400.0000
Texas Instruments Inc          COM              882508104      882 31185.0000 SH     Sole               31185.0000
Toyota Industries Corp         COM              J92628106      260 7300.0000 SH      Sole                7300.0000
USG Corp                       COM              903293405     1534 41650.0000 SH     Sole               40650.0000         1000.0000
Wells Fargo & Co New Com       COM              949746101     1653 56813.0000 SH     Sole               56663.0000          150.0000
WisdomTree L/C Div Fund        COM              97717W307      290 5500.0000 SH      Sole                5500.0000
eBay Inc                       COM              278642103     1075 36035.0000 SH     Sole               36035.0000
iShares DJ US Real Estate      COM              464287739      397 6095.0000 SH      Sole                5995.0000          100.0000
iShares MSCI EAFE Index Fund   COM              464287465      533 7415.0000 SH      Sole                7140.0000          275.0000
iShares MSCI Japan Index Fd    COM              464286848      144 11650.0000 SH     Sole               11650.0000
iShares Russell 1000 Value     COM              464287598      249 3390.0000 SH      Sole                3190.0000          200.0000
iShares S&P 500/Barra Growth   COM              464287309      522 8320.0000 SH      Sole                8320.0000